Interest in Subsidiaries (Tables)	12 Months Ended
Feb. 29, 2024
Interest in Subsidiaries [Abstract]
Schedule of Following Table Lists the Entities which are Controlled by the Group	The following table lists the entities which are controlled by the Group.
Company Name	Held by	Country of incorporation	% holding 2024	% holding 2023
Cartrack Holdings Proprietary Limited[4]	Karooooo Ltd	South Africa	100.0	100.0
Carzuka.com Pte Ltd[1]	Karooooo Ltd	Singapore	100.0	100.0
Karooooo Management Company Pte. Ltd.	Karooooo Ltd	Singapore	100.0	100.0
Karooooo Software Pte. Ltd.	Karooooo Ltd	Singapore	100.0	100.0
Karooooo Proprietary Ltd	Karooooo Ltd	South Africa	100.0	100.0
Karooooo Cartrack Limited [10]	Karooooo Ltd	Uganda	100.0	100.0
Cartrack (Cambodia) Co. Ltd	Karooooo Management Company Pte. Ltd.	Cambodia	100.0	100.0
Cartrack Swaziland (Pty) Ltd[11]	Karooooo Management Company Pte. Ltd.	Kingdom of Eswatini	76.0	-
Carzuka Pte Ltd[1]	Carzuka.com Pte. Ltd.	Singapore	100.0	100.0
Karooooo Technologies Proprietary Limited[2]	Karooooo Proprietary Ltd	South Africa	100.0	100.0
Cartrack Management Services Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Cartrack Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Cartrack Manufacturing Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Cartrack Insurance Agency Proprietary Limited[3]	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Cartrack Namibia Proprietary Limited	Cartrack Holdings Proprietary Limited	Namibia	100.0	100.0
Cartrack Technologies Pte. Limited	Cartrack Holdings Proprietary Limited	Singapore	100.0	100.0
Carzuka Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Purple rain Properties No.444 Proprietary Limited	Cartrack Holdings Proprietary Limited	South Africa	100.0	100.0
Karooooo Logistics (Pty) Ltd[6]	Cartrack Holdings Proprietary Limited	South Africa	70.1	70.1
Cartrack Telematics Proprietary Limited[9]	Cartrack Proprietary Limited	South Africa	49.0	49.0
CTK Shell 1 (Pty) Ltd[1,7]	Cartrack Proprietary Limited	South Africa	100.0	100.0
Karu Holdings Proprietary Limited	Cartrack Proprietary Limited	South Africa	100.0	100.0
Combined Telematics Services Proprietary Limited[1,9]	Cartrack Proprietary Limited	South Africa	49.0	49.0
CTK Shell 2 (Pty) Ltd[1,8]	Cartrack Proprietary Limited	South Africa	100.0	100.0
Cartrack Tanzania Limited	Cartrack Technologies Pte. Limited	Tanzania	100.0	100.0
Karooooo Kenya Limited[5]	Cartrack Technologies Pte. Limited	Kenya	70.0	70.0
Cartrack Engineering Technologies Limited	Cartrack Technologies Pte. Limited	Nigeria	100.0	100.0
PT. Cartrack Technologies Indonesia	Cartrack Technologies Pte. Limited	Indonesia	100.0	100.0

Company Name	Held by	Country of incorporation	% holding 2024	% holding 2023
Cartrack Investments UK Limited[1]	Cartrack Technologies Pte. Limited	United Kingdom	100.0	100.0
Cartrack Technologies (China) Limited	Cartrack Technologies Pte. Limited	Hong Kong	100.0	100.0
Cartrack Malaysia SDN.BHD	Cartrack Technologies Pte. Limited	Malaysia	100.0	100.0
Cartrack Technologies LLC	Cartrack Technologies Pte. Limited	U.A.E	100.0	100.0
Cartrack Technologies PHL.INC.	Cartrack Technologies Pte. Limited	Philippines	100.0	100.0
Cartrack Technologies South East Asia Pte. Limited	Cartrack Technologies Pte. Limited	Singapore	100.0	100.0
Cartrack Ireland Limited	Cartrack Technologies Pte. Limited	Republic of Ireland	100.0	100.0
Cartrack Technologies (Thailand) Company Limited	Cartrack Technologies Pte. Limited	Thailand	100.0	100.0
Cartrack New Zealand Limited	Cartrack Technologies Pte. Limited	New Zealand	51.0	51.0
Cartrack (Australia) Proprietary Limited	Cartrack Technologies Pte. Limited	Australia	100.0	100.0
Cartrack Technologies Zambia Limited[1]	Cartrack Technologies Pte. Limited	Zambia	100.0	100.0
Cartrack (Mauritius) Ltd[1]	Cartrack Technologies Pte. Limited	Mauritius	100.0	100.0
Cartrack Vietnam Limited Liability Company[1]	Cartrack Technologies Pte. Limited	Vietnam	100.0	100.0
Cartrack INC.	Cartrack Ireland Limited	U.S.A	100.0	100.0
Cartrack Polska.Sp.zo.o	Cartrack Ireland Limited	Poland	90.9	90.9
Cartrack Portugal S.A.	Cartrack Ireland Limited	Portugal	100.0	100.0
Cartrack Espana. S.L.U.	Cartrack Ireland Limited	Spain	100.0	100.0
Karu.Com. Unipessoal. Lda	Cartrack Portugal S.A.	Portugal	100.0	100.0
Cartrack Limitada[9]	Cartrack Technologies LLC	Mozambique	50.0	50.0
Auto Club LDA	Cartrack Technologies LLC	Mozambique	90.0	80.0
Cartrack for Information Technology Company[1]	Cartrack Technologies LLC	Kingdom of Saudi Arabia	51.0	51.0
[1]	Dormant
[2]	Previously known as Cartrack Technologies Proprietary Limited
[3]	Previously known as Drive and Save Proprietary Limited
[4]	Previously known as Cartrack Holdings Limited
[5]	Previously known as Retriever Limited
[6]	Previously known as Picup Technologies Proprietary Limited
[7]	Previously known as Veraspan Proprietary Limited
[8]	Previously known as Zonke Bonke Telecoms Proprietary Limited
[9]	The Group considers Cartrack Limitada, Combined Telematics Services Proprietary Limited and Cartrack Telematics Proprietary Limited as subsidiaries of the Group as the Group has the right to appoint majority of the directors on the Board of Directors of these entities through contractual shareholders’ agreement. The Board of Directors of the companies direct the relevant activities of these entities. Accordingly, the Group is exposed to and has the rights to variable returns, and has the ability to affect those returns through the Board of Directors.
[10]	90% of the share capital of Karooooo Cartrack Limited is held by Karooooo Limited and the remainder 10% of the share capital is held by Karooooo Management Company Pte Limited.
[11]	74% of the share capital of Cartrack Swaziland (Pty) Ltd is held by Karooooo Management Company Pte. Ltd. and 2% is held by Cartrack Holdings Proprietary Limited.